Certnas

15006473

Nasdaq

805 King Farm Blvd.
Rockville, MD 20850 / USA

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

APR 16 2015

Washington, DC 20549

_By Electronic Mail_

April 16, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 15, 2015 The Nasdaq Stock Market (the "Exchange") received from InVivo Therapeutics Holdings Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.00001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery